UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07811

Exact name of registrant as specified in charter:	Jennison Mid-Cap Growth
Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2009

Date of reporting period:	11/30/2008

Item 1.	Schedule of Investments

Jennison Mid-Cap Growth Fund, Inc.

Schedule of Investments

as of November 30, 2008 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 97.8%
COMMON STOCKS
Air Freight & Logistics 2.1%
89,200	CH Robinson Worldwide, Inc.(b)	$4,556,336
282,700	Expeditors International of Washington, Inc.(b)	9,450,661

		14,006,997

Capital Markets 2.8%
414,700	Eaton Vance Corp.(b)	7,929,064
791,000	TD Ameritrade Holding Corp.(a)	10,520,300

		18,449,364

Chemicals 2.5%
443,100	Ecolab, Inc.	17,010,609

Commercial Services & Supplies 4.5%
228,998	Corporate Executive Board Co. (The)	5,280,694
656,505	Iron Mountain, Inc.(a)(b)	14,265,854
221,100	Robert Half International, Inc.(b)	4,618,779
104,580	Stericycle, Inc.(a)	5,992,434

		30,157,761

Communications Equipment 0.5%
190,900	Juniper Networks, Inc.(a)(b)	3,317,842

Construction & Engineering 2.1%
590,818	Chicago Bridge & Iron Co. N.V.	6,008,619
171,100	Fluor Corp.	7,791,894

		13,800,513

Consumer Finance 0.7%
109,575	Alliance Data Systems Corp.(a)(b)	4,745,693

Diversified Consumer Services 0.7%
157,800	Weight Watchers International, Inc.(b)	4,465,740

Electrical Equipment 4.6%
453,850	Ametek, Inc.	15,852,981
326,300	Roper Industries, Inc.(b)	14,934,751

		30,787,732

Electronic Equipment & Instruments 2.1%
243,400	Amphenol Corp. (Class A)	5,651,748
179,100	Anixter International, Inc.(a)(b)	4,907,340
223,900	Avnet, Inc.(a)	3,188,336

		13,747,424

Energy Equipment & Services 2.0%
383,500	Cameron International Corp.(a)	8,091,850
315,200	Pride International, Inc.(a)	5,109,392

		13,201,242

Food & Staples Retailing 0.5%
345,000	Whole Foods Market, Inc.(b)	3,650,100

Food Products 3.2%
596,400	ConAgra Foods, Inc.	8,796,900
869,400	Dean Foods Co.(a)(b)	12,658,464

		21,455,364

Health Care Equipment & Supplies 2.1%
88,700	C.R. Bard, Inc.(b)	7,276,061
272,565	DENTSPLY International, Inc.	7,108,495

		14,384,556

Health Care Providers & Services 11.4%
501,700	Community Health Systems, Inc.(a)(b)	6,552,202
420,600	DaVita, Inc.(a)(b)	21,135,150
134,300	Express Scripts, Inc.(a)(b)	7,723,593
252,200	Henry Schein, Inc.(a)(b)	9,011,106
200,300	Laboratory Corp. of America Holdings(a)(b)	12,691,008
332,300	Patterson Cos., Inc.(a)(b)	6,253,886
267,900	Quest Diagnostics, Inc.	12,476,103

		75,843,048

Hotels, Restaurants & Leisure 2.7%
251,500	Tim Hortons, Inc.(b)	6,259,835
433,200	YUM! Brands, Inc.(b)	11,670,408

		17,930,243

Household Products 1.1%
119,900	Church & Dwight Co., Inc.(b)	7,126,856

Independent Power Producers & Energy Traders 1.1%
950,900	AES Corp. (The)(a)(b)	7,312,421

Insurance 3.2%
479,900	W.R. Berkley Corp.(b)	13,643,557
28,000	White Mountains Insurance Group Ltd.	7,560,000

		21,203,557

Internet Software & Services 1.2%
361,300	VeriSign, Inc.(a)(b)	7,800,467

IT Services 1.3%
304,815	Paychex, Inc.(b)	8,614,072

Leisure Equipment & Products 1.1%
383,700	Electronic Arts, Inc.(a)	7,313,322

Life Sciences Tools & Services 2.5%
316,900	Charles River Laboratories International, Inc.(a)	7,225,320
262,700	Thermo Fisher Scientific, Inc.(a)	9,373,136

		16,598,456

Machinery 5.7%
213,100	Danaher Corp.(b)	11,856,884
587,600	IDEX Corp.(b)	13,514,800
305,700	ITT Corp.	12,796,602

		38,168,286

Media 1.9%
1,389,700	Regal Entertainment Group (Class A)(b)	12,743,549

Oil, Gas & Consumable Fuels 9.5%
453,700	Denbury Resources, Inc.(a)	4,323,761
268,500	Newfield Exploration Co.(a)	6,062,730
175,400	Range Resources Corp.	7,273,838
798,100	Southwestern Energy Co.(a)	27,430,696
169,160	Ultra Petroleum Corp.(a)	6,872,971
308,900	XTO Energy, Inc.	11,812,336

		63,776,332

Personal Products 1.0%
312,900	Avon Products, Inc.	6,602,190

Pharmaceuticals 1.1%
772,800	Mylan, Inc.(a)(b)	7,272,048

Real Estate Investment Trust 3.8%
1,768,600	Annaly Capital Management, Inc.	25,414,781

Semiconductors & Semiconductor Equipment 2.0%
542,295	Broadcom Corp. (Class A)(a)	8,302,536
418,700	Maxim Integrated Products, Inc.	5,179,319

		13,481,855

Software 4.8%
532,300	Amdocs Ltd.(a)	10,001,917
703,400	Check Point Software Technologies(a)	14,497,074
240,300	Mcafee, Inc.(a)(b)	7,288,299

		31,787,290

Specialty Retail 2.8%
192,200	Abercrombie & Fitch Co.(Class A)(b)	3,715,226
385,300	GameStop Corp.(a)(b)	8,418,805
249,435	Ross Stores, Inc.(b)	6,610,028

		18,744,059

Textiles, Apparel & Luxury Goods 0.9%
341,000	Phillips-Van Heusen Corp.	5,947,040

Trading Companies & Distributors 1.1%
194,600	Fastenal Co.(b)	7,494,046

Wireless Telecommunication Services 7.2%
521,000	American Tower Corp. (Class A)(a)	14,192,040
849,750	Crown Castle International Corp.(a)(b)	11,955,983
1,125,090	NII Holdings, Inc.(a)	21,871,750

		48,019,773

	TOTAL LONG-TERM INVESTMENTS (cost $837,972,779)	652,374,628

SHORT-TERM INVESTMENT 26.5% Affiliated Money Market Mutual Fund

176,985,948	Dryden Core Investment Fund - Taxable Money Market Series (cost $176,985,948; includes $162,071,260 of cash collateral received for securities on loan)(c)(d)	176,985,948

	TOTAL INVESTMENTS 124.3% (cost $1,014,958,727)(e)	829,360,576
	Liabilities in excess of other assets (24.3)%	(162,412,385)

	NET ASSETS 100.0%	$666,948,191

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $163,540,870; cash collateral of $162,071,260 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(e)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of November 30, 2008 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$1,018,042,339	$25,386,169	$(214,067,932)	$(188,681,763)

The difference between the book basis and tax basis of investments is primarily attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 -	quoted prices in active markets for identical securities

Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$829,360,576	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$829,360,576	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of August 31, 2008 and November 30, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the value of investments.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

The Fund may hold up to 15% of its net assets in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core Investment Fund. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by Pl.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on The Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jennison Mid-Cap Growth Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date January 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date January 28, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date January 28, 2009

*	Print the name and title of each signing officer under his or her signature.